ProShares MSCI Emerging Markets Dividend Growers ETF Investment Objectives and Goals - ProShares MSCI Emerging Markets Dividend Growers ETF	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MSCI Emerging Markets Dividend Growers ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares MSCI Emerging Markets Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the MSCI Emerging Markets Dividend Masters Index (the “Index”).